Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - CNY (¥)	Ordinary Shares Number of issued shares Class A-1 Special Voting Share	Ordinary Shares Number of issued shares	Additional paid-in capital	Treasury shares	Accumulated losses	Accumulated other comprehensive income	Total equity attributable to shareholders of the Company	Non-controlling interests	Number of issued shares Series A-2 Convertible Prefer Share	Total
Balance at Dec. 31, 2021		¥ 7,497	¥ 937,315,273		¥ (637,528,160)	¥ 35,743,691	¥ 335,538,301	¥ 3,556,735		¥ 339,095,036
Balance (in Shares) at Dec. 31, 2021		24,838,791
Net loss					(742,645,232)		(742,645,232)	(2,103,019)		(744,748,251)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes						(1,520,393)	(1,520,393)			(1,520,393)
Foreign currency translation adjustment, net of nil income taxes						(19,356,001)	(19,356,001)			(19,356,001)
Unrealized gain on short-term investment, net of nil income taxes						2,133,528	2,133,528			2,133,528
Issuance of shares to L&L Tomorrow Holdings Limited		¥ 11	9,964,474				9,964,485			9,964,485
Issuance of shares to L&L Tomorrow Holdings Limited (in Shares)		34,909
Issuance of shares to THC Hope IB Limited
Issuance of shares to THC Hope IB Limited (in Shares)		1,648,597
Decrease of transaction cost of Merger and PIPE Transactions			(85,728,299)				(85,728,299)			(85,728,299)
Equity financing through Merger Transaction		¥ 380	(37,625,574)				(37,625,194)			(37,625,194)
Equity financing through Merger Transaction (in Shares)		1,138,727
Equity financing through PIPE Transaction		¥ 338	312,871,174				312,871,512			312,871,512
Equity financing through PIPE Transaction (in Shares)		1,010,000
Equity financing through ESA Transaction		¥ 334	267,361,986				267,362,320			267,362,320
Equity financing through ESA Transaction (in Shares)		1,000,000
Capital contribution from shareholders			1,777,675				1,777,675			1,777,675
Share-based compensation			44,421,298				44,421,298			44,421,298
Issuance of shares to Cantor		¥ 56	21,656,644				21,656,700			21,656,700
Issuance of shares to Cantor (in Shares)		165,289
Balance at Dec. 31, 2022		¥ 8,616	1,472,014,651		(1,380,173,392)	17,000,825	108,850,700	1,453,716		110,304,416
Balance (in Shares) at Dec. 31, 2022		29,836,313
Net loss					(876,250,383)		(876,250,383)	3,323,950		(872,926,433)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes						(2,116,740)	(2,116,740)			(2,116,740)
Foreign currency translation adjustment, net of nil income taxes						8,741,308	8,741,308			8,741,308
Unrealized gain on short-term investment, net of nil income taxes						3,584,872	3,584,872			3,584,872
Amounts reclassified from accumulated other comprehensive income						(5,718,400)	(5,718,400)			(5,718,400)
Issuance of shares to L&L Tomorrow Holdings Limited		¥ 10	1,928,074				1,928,084			1,928,084
Issuance of shares to L&L Tomorrow Holdings Limited (in Shares)		30,005
Decrease of transaction cost of Merger and PIPE Transactions			1,386,708				1,386,708			1,386,708
Transaction cost of equity financing through ESA			(4,657,323)				(4,657,323)			(4,657,323)
Share-based compensation			62,548,907				62,548,907			62,548,907
Exchange of Public and Private warrants		¥ 365	105,931,016				105,931,381			105,931,381
Exchange of Public and Private warrants (in Shares)		1,083,949
Popeyes Acquisition		¥ 742	167,151,137				167,151,879			167,151,879
Popeyes Acquisition (in Shares)		2,293,315
Exercise of equity-settled share-based payments			1,412,126				1,412,126			1,412,126
Balance at Dec. 31, 2023		¥ 9,733	1,807,715,296		(2,256,423,775)	21,491,865	(427,206,881)	4,777,666		(422,429,215)
Balance (in Shares) at Dec. 31, 2023		33,243,582
Net loss					(412,081,555)		(412,081,555)	3,096,345		(408,985,210)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes						(1,494,507)	(1,494,507)			(1,494,507)
Foreign currency translation adjustment, net of nil income taxes						(10,812,516)	(10,812,516)			(10,812,516)
Unrealized gain on short-term investment, net of nil income taxes
Decrease of transaction cost of Merger and PIPE Transactions			1,277,140				1,277,140			1,277,140
Share-based compensation			1,045,008				1,045,008			1,045,008
Exercise of equity-settled share-based payments			8,383,181				8,383,181			8,383,181
Issuance of shares to Cantor			713				713			713
Balance at Dec. 31, 2024		¥ 9,733	¥ 1,818,421,338		¥ (2,668,505,330)	¥ 9,184,842	¥ (840,889,417)	¥ 7,874,011		¥ (833,015,406)
Balance (in Shares) at Dec. 31, 2024		33,243,582